Document and Entity Information	Jul. 31, 2020
Risk/Return:
Registrant Name	EATON VANCE SERIES FUND, INC.
Registrant CIK	0001552324
SEC Form	485BPOS
Period end date	Jul. 31, 2020
Investment Company Type	N-1A
Document Effective Date	Dec. 01, 2020
Amendment Flag	false